Contingent Liabilities and Commitments (Details Textual) € in Millions, ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2014 ILS (₪)	Mar. 19, 2018 EUR (€) Proceedings	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 ILS (₪)
Disclosure of contingent liabilities [line items]
Guarantees aggregate amount					₪ 179		₪ 1,056
Guarantees principal amount					1,376		1,417
Guarantees credit facilities utilized					433		865
Contingent liabilities for completion of construction and redevelopment of investment properties					1,602		1,388
Fair value of litigation with landlord of property under leasehold | €						€ 62.5
Dividend distributions amount			₪ 36
Refunded dividend amounts			₪ 12
REG [Member]
Disclosure of contingent liabilities [line items]
Percentage of company holds least share capital	7.00%	7.00%
Operating leasing | $	$ 2.5
ATR [Member]
Disclosure of contingent liabilities [line items]
Total provision | €						€ 35.5
Description of legal claims
This arrangement was extended from time to time and finally expired in October 2016. The total amount approved for payment under the arrangement in relation to the proceedings that had been issued by 1,590 individuals was EUR 11 million (ATR’s share - 50%). Additionally, 90 proceedings for which the total amounts payable aggregate EUR 1 million (ATR’s share in said amount is 50%) are in various stages of arrangement.

This arrangement was extended from time to time and finally expired in October 2016. The total amount approved for payment under the arrangement in relation to the proceedings that had been issued by 1,590 individuals was EUR 11 million (ATR’s share - 50%). Additionally, 90 proceedings for which the total amounts payable aggregate EUR 1 million (ATR’s share in said amount is 50%) are in various stages of arrangement.

Payments to legal claims | €		€ 44.0
ATR paid | €		€ 13.7
ATR [Member] | Event After Reporting Date [Member]
Disclosure of contingent liabilities [line items]
Number of legal claim proceedings pending | Proceedings				254
Aggregate volume proceedings | €				€ 12.4
CTY [Member]
Disclosure of contingent liabilities [line items]
Contingent liability to refund					444		₪ 534
Description of VAT-exempt	VAT-exempt entity within the next 10 years.	VAT-exempt entity within the next 10 years.
Description of shareholder's agreement	The Company shall grant CPPIBEH a tag-along right for a sale of CTY shares to the extent higher than 5% of CTY's shares during a 12-month period under certain conditions. The agreement will terminate at the earlier of: (1) 10 years from the signature date, (2) the holding by CPPIBEH of less than 10% of CTY's shares, or (3) the holding by the Company of less than 20% of CTY's shares.	The Company shall grant CPPIBEH a tag-along right for a sale of CTY shares to the extent higher than 5% of CTY's shares during a 12-month period under certain conditions. The agreement will terminate at the earlier of: (1) 10 years from the signature date, (2) the holding by CPPIBEH of less than 10% of CTY's shares, or (3) the holding by the Company of less than 20% of CTY's shares.
Bottom of range [Member]
Disclosure of contingent liabilities [line items]
Total provision					13
Top of range [Member]
Disclosure of contingent liabilities [line items]
Total provision					₪ 75